Accruals and Other Current Liabilities - Schedule of Accruals and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Payables and Accruals [Abstract]
Guarantee derivative liabilities at fair value (Note 9)	¥ 861,304		¥ 1,473,853
Tax payable	746,563		975,396
Accrued payroll and welfare	400,886		408,828
Funds payable to Institutional Funding Partners	382,545		425,763
Accrued risk management fees	186,331		197,665
Accrued marketing expenses	130,937		61,193
Payable to third‑party sellers	88,686		47,114
Accrued professional fees and outsourcing fees	61,604		68,002
Short-term leasing liabilities	¥ 50,747		¥ 53,644
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total accruals and other current liabilities	Total accruals and other current liabilities	Total accruals and other current liabilities
Deferred service fees	¥ 31,112		¥ 26,737
Other payable to Individual Investors on Juzi Licai	24,916		30,477
Security deposits from third‑party sellers	13,928		16,435
Accrued interest payable	12,354		24,851
Deferred interest and financial services income and others	4,420		9,880
Other accrued expenses	61,136		78,670
Total accruals and other current liabilities	¥ 3,057,469	$ 443,291	¥ 3,898,508